Property, plant and equipment (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Schedule of property, plant and equipment
Acquisition or manufacturing costs
in € THOUS
	January 1, 2018	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2018

Land	56.540	2.299	358	605	490	(1.405)	58.887
Buildings and improvements	2.881.688	108.998	692	67.272	328.718	(75.664)	3.311.704
Machinery and equipment	4.174.027	96.766	(2.576)	465.117	29.325	(220.753)	4.541.906
Machinery, equipment and rental equipment under capitalized leases	80.916	3.880	(98)	6.259	665	(1.888)	89.734
Construction in progress	462.226	6.759	4.519	419.347	(387.131)	(552)	505.168
Property, plant and equipment	7.655.397	218.702	2.895	958.600	(27.933)	(300.262)	8.507.399

Acquisition or manufacturing costs
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2017

Land	65.041	(4.528)	198	1.748	298	(6.217)	56.540
Buildings and improvements	2.997.533	(311.782)	8.971	40.577	276.435	(130.046)	2.881.688
Machinery and equipment	4.156.542	(314.568)	20.057	463.516	47.169	(198.689)	4.174.027
Machinery, equipment and rental equipment under capitalized leases	83.558	(6.825)	(3.082)	8.799	(195)	(1.339)	80.916
Construction in progress	442.289	(43.012)	781	390.909	(326.565)	(2.176)	462.226
Property, plant and equipment	7.744.963	(680.715)	26.925	905.549	(2.858)	(338.467)	7.655.397